Property and equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property and equipment
9.	Property and equipment

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at January 1, 2019		276,144	1,119,520	114,972	1,510,636
Additions through business combinations	5	4,816	59,684	2,203	66,703
Other additions		39,733	211,796	12,169	263,698
Disposals		(2,617)	(126,388)	(9,747)	(138,752)
Reclassification to assets held for sale		(21,226)	(2,684)	-	(23,910)
Transfer to right-of-use assets		-	(29,316)	-	(29,316)
Effect of movements in exchange rates		11,827	34,701	5,699	52,227
Balance at December 31, 2019		308,677	1,267,313	125,296	1,701,286
Additions through business combinations	5	1,771	21,634	598	24,003
Other additions		19,331	112,645	10,838	142,814
Disposals		(731)	(133,149)	(5,134)	(139,014)
Reclassification to assets held for sale		(19,201)	(9,971)	-	(29,172)
Sale of business		(484)	(3,395)	(283)	(4,162)
Effect of movements in exchange rates		5,441	12,540	2,919	20,900
Balance at December 31, 2020		314,804	1,267,617	134,234	1,716,655

Depreciation
Balance at January 1, 2019		56,093	356,377	74,571	487,041
Depreciation for the year		8,886	149,622	10,212	168,720
Disposals		(2,419)	(71,325)	(8,649)	(82,393)
Reclassification to assets held for sale		(6,321)	(2,244)	-	(8,565)
Transfer to right-of-use assets		-	(9,910)	-	(9,910)
Effect of movements in exchange rates		2,370	14,643	3,951	20,964
Balance at December 31, 2019		58,609	437,163	80,085	575,857
Depreciation for the year		8,462	151,369	10,689	170,520
Disposals		(657)	(89,676)	(4,447)	(94,780)
Reclassification to assets held for sale		(7,326)	(8,488)	-	(15,814)
Sale of business		(329)	(2,494)	(253)	(3,076)
Effect of movements in exchange rates		1,058	6,448	2,014	9,520
Balance at December 31, 2020		59,817	494,322	88,088	642,227

Net carrying amounts
At January 1, 2019		220,051	763,143	40,401	1,023,595
At December 31, 2019		250,068	830,150	45,211	1,125,429
At December 31, 2020		254,987	773,295	46,146	1,074,428

As at December 31, 2020, $2.5 million is included in trade and other payables for the purchases of property and equipment (December 31, 2019 – 2.4, January 1, 2019 - nil).

Security

At December 31 2020, certain rolling stock are pledged as security for conditional sales contracts, with a carrying amount of $140.7 million (December 31, 2019 - $138.6 million, January 1, 2019 - $131.2 million) (see note 14).